Operations and Reorganization - Issuance, repurchase and cancellation of ordinary shares and preferred shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended																			12 Months Ended
	Oct. 31, 2018 USD ($) shares	Oct. 31, 2018 CNY (¥) shares	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2018 CNY (¥) shares	May 31, 2017 USD ($) individual shares	May 31, 2017 CNY (¥) individual shares	Dec. 31, 2016 individual shares	May 31, 2016 USD ($) individual shares	May 31, 2016 CNY (¥) individual shares	Jul. 31, 2015 USD ($) individual shares	Jul. 31, 2015 CNY (¥) individual shares	Jan. 31, 2015 USD ($) shares	Jan. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Nov. 30, 2014 USD ($) individual shares	Nov. 30, 2014 CNY (¥) individual shares	Oct. 31, 2014 individual shares	Jun. 30, 2014 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Convertible and redeemable preferred shares, issued (in shares)																						14,914,207	42,435,374
Payment for repurchase and cancellation of ordinary shares | ¥																						¥ 49,086
Net proceeds from the offering, after deducting commissions and offerings expenses			$ 443,300	¥ 2,781,800
Ordinary shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued																			50,936,000
Class Y Ordinary Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group one			60,027,926	60,027,926
Number of shares redesignated to ordinary shares, group two			13,600,000	13,600,000
Number of shares redesignated to ordinary shares, group three			8,500,000	8,500,000
Number of shares redesignated to ordinary shares, group four			2,132,353	2,132,353
Number of shares redesignated to ordinary shares, group six			1,104,535	1,104,535
Class Z Ordinary Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued	25,063,451	25,063,451	42,000,000	42,000,000
Net proceeds from the offering, after deducting commissions and offerings expenses			$ 443,300	¥ 2,781,800
Number of shares redesignated to ordinary shares, group five			9,309,000	9,309,000
Number of shares redesignated to ordinary shares, group seven			7,078,502	7,078,502
Number of shares redesignated to ordinary shares, group eight			14,643,281	14,643,281
Number of shares redesignated to ordinary shares, group nine			22,794,876	22,794,876
Number of shares redesignated to ordinary shares, group ten			27,996,184	27,996,184
Number of shares redesignated to ordinary shares, group eleven			41,480,769	41,480,769
Number of shares redesignated to ordinary shares, group twelve			954,605	954,605
Number of shares redesignated to ordinary shares, group thirteen			13,101,189	13,101,189
Number of shares redesignated to ordinary shares, group fourteen			13,759,564	13,759,564
Net proceeds from the offering, after deducting offerings expenses	$ 317,200	¥ 2,170,800																		$ 720,327	¥ 4,952,606
Pre-IPO Class A Ordinary Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued							12,796,395	2,000,000	2,000,000	2,500,000	2,500,000
Redesignation of ordinary shares from one class to another class																		37,336,000
Number of founders | individual					2	2	1	1	1	1	1							1
Ordinary shares, subscribed																		6,800,000
Repurchase and cancellation of ordinary shares (in shares)					1,154,643	1,154,643				4,000,000	4,000,000	940,934	940,934
Payment for repurchase and cancellation of ordinary shares										$ 16,400	¥ 100,500	$ 1,800	¥ 11,200
Repurchase and redesignated of ordinary shares (in shares)					645,357	645,357
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group one			(60,027,926)	(60,027,926)
Number of shares redesignated to ordinary shares, group five			(9,309,000)	(9,309,000)
Pre-IPO Class A Ordinary Shares | Group of investors and a newly joined founder
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued														3,100,000	3,100,000
Pre-IPO Class A Ordinary Shares | Mr. Rui Chen, Chairman of the Board of Directors and CEO
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued														5,000,000	5,000,000
Redesignation of Pre-IPO Preferred Shares to Ordinary Shares (in shares)														10,000,000	10,000,000
Pre-IPO Class B Ordinary Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Redesignation of ordinary shares from one class to another class																		13,600,000
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group two			(13,600,000)	(13,600,000)
Pre-IPO Class C Ordinary Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued																7,000,000	7,000,000
Number of founders | individual																1	1
Cash considerations from issuance of ordinary shares | ¥																	¥ 7,800
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group three			(8,500,000)	(8,500,000)
Pre-IPO Class C Ordinary Shares | Group of investors and a newly joined founder
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued														500,000	500,000
Pre-IPO Class C Ordinary Shares | Mr. Rui Chen, Chairman of the Board of Directors and CEO
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Cash considerations from issuance of ordinary shares														$ 200	¥ 1,300
Redesignation of Pre-IPO Preferred Shares to Ordinary Shares (in shares)														1,000,000	1,000,000
Pre-IPO Class D Ordinary Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group four			(2,132,353)	(2,132,353)
Pre-IPO Class D Ordinary Shares | Mr. Rui Chen, Chairman of the Board of Directors and CEO
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued														2,132,353	2,132,353
Pre-IPO Series C1 Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Number of founders | individual								3	3
Convertible and redeemable preferred shares, issued (in shares)								41,480,769	41,480,769														41,480,769
Cash considerations from issuance of convertible and redeemable preferred shares								$ 194,300	¥ 1,264,300
Redesignation of ordinary shares to convertible and redeemable preferred shares								1,104,535	1,104,535
Number of founders to whom redesignated shares transferred | individual								1	1
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group six			(1,104,535)	(1,104,535)
Number of shares redesignated to ordinary shares, group eleven			(41,480,769)	(41,480,769)
Pre-IPO Series A Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Number of founders | individual																1	1
Convertible and redeemable preferred shares, issued (in shares)																25,000,000	25,000,000
Cash considerations from issuance of convertible and redeemable preferred shares																$ 4,500	¥ 27,600
Redesignation of ordinary shares to convertible and redeemable preferred shares																2,350,000	2,350,000
Repurchase and cancellation of convertible and redeemable preferred shares (in shares)								3,185,744	3,185,744	6,085,754	6,085,754
Payments for repurchase of preferred shares								$ 14,900	¥ 98,900	$ 25,000	¥ 152,900												¥ 98,931
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group seven			(7,078,502)	(7,078,502)
Pre-IPO Series A Preferred Shares | Mr. Rui Chen, Chairman of the Board of Directors and CEO
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Redesignation of Pre-IPO Preferred Shares to Ordinary Shares (in shares)														(11,000,000)	(11,000,000)
Pre-IPO Series A+ Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Repurchase and cancellation of convertible and redeemable preferred shares (in shares)								871,425	871,425
Payments for repurchase of preferred shares								$ 4,100	¥ 27,100														¥ 27,062
Number of shares redesignated to ordinary shares, group eight			(14,643,281)	(14,643,281)
Pre-IPO Series A+ Preferred Shares | Group of investors and a newly joined founder
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Convertible and redeemable preferred shares, issued (in shares)														15,514,706	15,514,706
Pre-IPO Series B Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Convertible and redeemable preferred shares, issued (in shares)												22,794,876	22,794,876
Cash considerations from issuance of convertible and redeemable preferred shares												$ 44,200	¥ 271,100
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group nine			(22,794,876)	(22,794,876)
Pre-IPO Series C Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Convertible and redeemable preferred shares, issued (in shares)										39,297,373	39,297,373
Cash considerations from issuance of convertible and redeemable preferred shares										$ 161,400	¥ 991,800
Redesignated shares sold to new investors (in shares)					(11,301,189)	(11,301,189)																11,301,189
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group ten			(27,996,184)	(27,996,184)
Pre-IPO Series C2 Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Convertible and redeemable preferred shares, issued (in shares)								954,605	954,605														954,605
Cash considerations from issuance of convertible and redeemable preferred shares								$ 5,000	¥ 33,200
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group twelve			(954,605)	(954,605)
Pre-IPO Series D1 Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Convertible and redeemable preferred shares, issued (in shares)					1,154,643	1,154,643																1,154,643
Convertible and redeemable preferred shares issued and redesignated					11,946,546	11,946,546
Cash considerations from issuance of convertible and redeemable preferred shares					$ 7,200	¥ 49,100
Redesignation of ordinary shares to convertible and redeemable preferred shares					645,357	645,357
Redesignation of convertible redeemable preferred shares from one class to another class					11,301,189	11,301,189
Redesignated shares sold to new investors (in shares)					11,301,189	11,301,189																11,301,189
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group thirteen			(13,101,189)	(13,101,189)
Pre-IPO Series D2 Preferred Shares
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Convertible and redeemable preferred shares, issued (in shares)					13,759,564	13,759,564																13,759,564
Cash considerations from issuance of convertible and redeemable preferred shares					$ 100,000	¥ 689,100
Redesignation conversion ratio			1	1
Number of shares redesignated to ordinary shares, group fourteen			(13,759,564)	(13,759,564)
ADSs
Issuance, repurchase and cancellation of ordinary shares and preferred shares
Ordinary shares, issued	25,063,451	25,063,451	42,000,000	42,000,000
Price per share | $ / shares			$ 11.50